Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Change in Balance Sheet Position of Product-Related Liabilities

The table below summarizes the change in the balance sheet position of the product related liabilities.

DECEMBER 31	2015	2014	2013
Reserve at beginning of the year	$51.3	$36.4	$29.9
Change in reserve	37.9	37.9	21.3
Cash payments	(26.5)	(20.9)	(15.2)
Translation difference	(1.9)	(2.1)	0.4

Reserve at end of the year	$60.8	$51.3	$36.4